Income Taxes - Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	¥ (969,248)	$ (140,527)	¥ (795,798)	¥ (407,235)
Income tax benefits computed at PRC statutory rate (25%)	(242,312)	(35,132)	(198,950)	(101,809)
Effect of tax rate differential	4,493	651	13,896	10,375
Research and development super-deduction	(13,376)	(1,939)	(9,897)	(6,011)
Non-deductible expenses	73,476	10,653	84,029	54,255
Non-taxable income	(575)	(83)	(872)	(872)
Expiration of Tax Attributes	6,540	948	0	0
Others	1,102	160	0	0
Changes in valuation allowance	172,637	25,030	112,693	44,062
Income tax expenses	¥ 1,985	$ 288	¥ 899	¥ 0